Summary of Significant Accounting Policies and Basis of Presentation - Restatement of Balance Sheets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 04, 2020
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Total Assets	$ 200,442,720			$ 201,401,935
Total liabilities	105,031,859			35,562,903
Accumulated deficit	(104,589,639)			(34,161,468)
Total stockholders' deficit	(104,589,139)	$ (57,279,725)	$ (55,002,601)	(34,160,968)	$ (18,307,345)		$ 6,793
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 200,442,720			201,401,935
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Total Assets		200,616,025	200,872,655	201,401,935	201,529,675	$ 201,823,251
Total liabilities		57,895,749	55,875,256	35,562,903	19,837,020	20,374,982
Class A common stock subject to possible redemption		623	600		233	176,448,260
Preferred stock
Common stock		623	600		233	176,448,260
Additional paid-in capital		44,252,155	41,975,057	21,133,625	5,280,089	5,524,476
Accumulated deficit		(39,253,272)	(36,976,148)	(16,134,515)	(280,892)	(525,278)
Total stockholders' deficit		5,000,006	5,000,009	5,000,002		5,000,009
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		200,616,025	200,872,655	201,401,935	201,529,675	201,823,251
Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Total liabilities
Class A common stock subject to possible redemption		(623)	(600)		(233)	23,551,740
Preferred stock
Common stock		(623)	(600)		(233)	23,551,740
Additional paid-in capital		(44,252,155)	(41,975,057)	(21,133,625)	(5,280,089)	(5,524,476)
Accumulated deficit		(18,026,953)	(18,026,953)	(18,026,953)	(18,027,028)	(18,027,028)
Total stockholders' deficit		(62,279,730)	(60,002,610)	(39,160,970)		(23,551,740)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Total Assets		200,616,025	200,872,655	201,401,935	201,529,675	201,823,251
Total liabilities		57,895,749	55,875,256	35,562,903	19,837,020	20,374,982
Class A common stock subject to possible redemption						200,000,000
Preferred stock
Common stock						200,000,000
Accumulated deficit		(57,280,225)	(55,003,101)	(34,161,468)	(18,307,920)	(18,552,306)
Total stockholders' deficit		(57,279,725)	(55,002,601)	(34,160,968)		(18,551,731)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		$ 200,616,025	$ 200,872,655	$ 201,401,935	$ 201,529,675	201,823,251
Common Class A [Member] | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption						236
Common stock						236
Common Class A [Member] | Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption						(236)
Common stock						$ (236)